Capital and Reserves (Details) - USD ($)			12 Months Ended
	Sep. 13, 2024	Feb. 28, 2023	Dec. 31, 2024	Apr. 24, 2024	Dec. 31, 2023	Feb. 21, 2023	Nov. 08, 2022	Sep. 30, 2022	Jul. 22, 2022
Capital and Reserves [Line Items]
Ordinary shares, par value (in Dollars per share)
Purchase consideration amount (in Dollars)	$ 1,298,250
Cash (in Dollars)			$ 836,907		$ 467,235
Owner Settlement Amount (in Dollars)	$ 285,792
Class A Shares [Member]
Capital and Reserves [Line Items]
Voting rights per share			one
Shares issued		1,911,170		56,250		800,000	22,503	6,750,881	22,503
Issued price per share (in Dollars per share)						$ 2		$ 1
Percentage of issued price per share		4.99%
Purchase shares issued	1,832,700
Cash (in Dollars)	$ 1,012,458
Class B Shares [Member]
Capital and Reserves [Line Items]
Voting rights per share			twenty
Class A Ordinary Shares [Member]
Capital and Reserves [Line Items]
Shares issued			2,605,250
Class A Ordinary Shares [Member] | External Consultant [Member]
Capital and Reserves [Line Items]
Shares issued			900,000
Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Capital and Reserves [Line Items]
Shares issued				1,125,000
Issued price per share (in Dollars per share)				$ 4